Document and Entity Information	Oct. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2023
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address Address Line 1	2211 H.H. Dow Way
Entity Address City Or Town	Midland
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001751788